Shareholder Report, Holdings (Details)	Sep. 30, 2025
Guggenheim Strategy Fund II | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Guggenheim Strategy Fund II | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Guggenheim Strategy Fund II | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Guggenheim Strategy Fund II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Guggenheim Strategy Fund II | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Strategy Fund II | BX Commercial Mortgage Trust, 5.92%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Strategy Fund II | JP Morgan Chase Commercial Mortgage Securities Trust, 6.06%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Strategy Fund II | Oak Street Investment Grade Net Lease Fund Series, 1.85%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Strategy Fund II | WMRK Commercial Mortgage Trust, 7.59%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Strategy Fund II | Brighthouse Financial Global Funding, 5.55%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Strategy Fund II | AEGON Funding Company LLC, 5.50%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Strategy Fund II | Citigroup Mortgage Loan Trust, Inc., 9.17%
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Strategy Fund II | BXMT Ltd., 5.66%
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Strategy Fund II | Athene Global Funding, 5.68%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Strategy Fund II | OBX Trust, 5.99%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Strategy Fund II | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Guggenheim Strategy Fund III | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Guggenheim Strategy Fund III | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Guggenheim Strategy Fund III | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Guggenheim Strategy Fund III | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Guggenheim Strategy Fund III | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Strategy Fund III | BX Commercial Mortgage Trust, 5.92%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Strategy Fund III | Oak Street Investment Grade Net Lease Fund Series, 1.85%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Strategy Fund III | WMRK Commercial Mortgage Trust, 7.59%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Strategy Fund III | Brighthouse Financial Global Funding, 5.55%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Strategy Fund III | AEGON Funding Company LLC, 5.50%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Strategy Fund III | Citigroup Mortgage Loan Trust, Inc., 9.17%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Strategy Fund III | OBX Trust, 5.99%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Strategy Fund III | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Guggenheim Strategy Fund III | FirstKey Homes Trust, 2.67%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Strategy Fund III | BRSP Ltd., 6.15%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Strategy Fund III | OSAT Trust, 6.12%
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Variable Insurance Strategy Fund III | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Guggenheim Variable Insurance Strategy Fund III | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Variable Insurance Strategy Fund III | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Guggenheim Variable Insurance Strategy Fund III | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Guggenheim Variable Insurance Strategy Fund III | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Variable Insurance Strategy Fund III | BX Commercial Mortgage Trust, 5.92%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guggenheim Variable Insurance Strategy Fund III | Oak Street Investment Grade Net Lease Fund Series, 1.85%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Variable Insurance Strategy Fund III | WMRK Commercial Mortgage Trust, 7.59%
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guggenheim Variable Insurance Strategy Fund III | Citigroup Mortgage Loan Trust, Inc., 9.17%
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guggenheim Variable Insurance Strategy Fund III | BXMT Ltd., 5.66%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Variable Insurance Strategy Fund III | OBX Trust, 5.99%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Variable Insurance Strategy Fund III | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Guggenheim Variable Insurance Strategy Fund III | FirstKey Homes Trust, 2.67%
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Variable Insurance Strategy Fund III | OSAT Trust, 6.12%
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guggenheim Variable Insurance Strategy Fund III | Anchorage Credit Funding 4 Ltd., 2.72%
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Variable Insurance Strategy Fund III | Cerberus Loan Funding XXXII, LP, 6.20%
Holdings [Line Items]
Percent of Net Asset Value	3.20%